Note 9 - Premises and Equipment	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
9
Premises and Equipment
A summary of premises and equipment at
December 31, 2020
and
2019
is as follows:

(Dollars in thousands)	2020	2019
Land	$2,615	2,615
Office buildings and improvements	12,074	11,946
Furniture and equipment	12,497	12,954
	27,186	27,515
Accumulated depreciation	(17,053)	(17,000)
	$10,133	10,515